SHARE-BASED PAYMENT - Share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
SHARE-BASED PAYMENT
Cost of revenue	$ 190	$ 159
Research and development	318	295
Selling and marketing	403	261
General and administrative	683	413
Total	$ 1,594	$ 1,128